Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 634,139	$ 703,696	$ 498,735
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	35,090	31,683	28,127
Share-based compensation	30,000	28,821	25,365
Deferred income tax (benefit) provision	(7,179)	13,466	5,939
Provision for doubtful accounts	7,158	8,539	6,888
Non-cash contribution to 401(k) plan	8,862	6,746	5,154
(Gain) loss on sale of property and equipment	(143)	(1,624)	350
Other income from investment in unconsolidated entity	(26,177)	(22,671)	(19,299)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(36,035)	(60,154)	(130,414)
Inventories, net	64,620	(259,860)	(243,660)
Accounts payable and other liabilities	(162,042)	121,993	182,819
Other, net	13,661	1,329	(10,438)
Net cash provided by operating activities	561,954	571,964	349,566
Cash flows from investing activities:
Capital expenditures	(35,478)	(35,652)	(25,464)
Business acquisitions, net of cash acquired	(3,822)	(47)	(129,462)
Investment in unconsolidated entity	(2,849)	0	0
Other investment	(500)	0	(1,000)
Proceeds from sale of equity securities	0	0	5,993
Proceeds from sale of property and equipment	1,306	1,863	1,356
Net cash used in investing activities	(41,343)	(33,836)	(148,577)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(382,646)	(332,447)	(294,522)
Distributions to non-controlling interest	(73,589)	(69,184)	(61,980)
Net (repayments) proceeds under prior revolving credit agreement	(56,400)	(32,600)	89,000
Net repayments of finance lease liabilities	(4,045)	(3,042)	(2,040)
Repurchases of common stock to satisfy employee withholding tax obligations	(2,828)	(87,107)	(1,092)
Payment of fees related to revolving credit agreement	(844)	0	(22)
Proceeds from non-controlling interest for investment in unconsolidated entity	570	0	0
Net proceeds from the sale of Common stock	15,179	0	0
Net proceeds under current revolving credit agreement	15,400	0	0
Net proceeds from issuances of Common stock under employee related plans	29,127	20,422	21,014
Net cash used in financing activities	(460,076)	(503,958)	(228,602)
Effect of foreign exchange rate changes on cash and cash equivalents	2,072	(4,933)	(186)
Net increase (decrease) in cash and cash equivalents	62,607	29,237	(27,799)
Cash and cash equivalents at beginning of year	147,505	118,268	146,067
Cash and cash equivalents at end of year	210,112	147,505	118,268
TEC Distribution LLC [Member]
Cash flows from financing activities:
Proceeds from non-controlling interest for investment in TEC Distribution LLC	$ 0	$ 0	$ 21,040